Contingent Liabilities - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of contingent liabilities [Line Items]
Contingent liabilities	$ 3,503	$ 3,609
Associates and joint ventures [member]
Disclosure of contingent liabilities [Line Items]
Contingent liabilities	1,588	1,784
Subsidiaries and joint operations [member]
Disclosure of contingent liabilities [Line Items]
Contingent liabilities	$ 1,915	$ 1,825